Reporting entity	6 Months Ended
Jun. 30, 2025
Reporting Entity
Reporting entity

1. Reporting entity:

Intermap Technologies ® Corporation (the Company) is incorporated under the laws of Alberta, Canada. The head office of Intermap is located at 385 Inverness Parkway, Suite 105, Englewood, Colorado, USA 80112. Its registered office is located at 400, 3rd Avenue SW, Suite 3700, Calgary, Alberta, Canada T2P 4H2.

Intermap is a global location-based geospatial intelligence company, creating a wide variety of geospatial solutions and analytics for its customers. Intermap’s geospatial solutions and analytics can be used in a wide range of applications including, but not limited to, location-based information, geospatial risk assessment, geographic information systems, engineering, utilities, global positioning systems maps, oil and gas, renewable energy, hydrology, environmental planning, wireless communications, transportation, advertising, and 3D visualization.